Share option scheme and Restricted Stock Units - Movement in share options (Details)	6 Months Ended
	Jul. 31, 2018 GBP (£) shares	Jul. 31, 2017 GBP (£) shares
Share Options
Outstanding beginning balance (in Pounds per share) | £	£ 1.43	£ 1.17
Granted during the period (in Pounders per share) | £	2.05	1.84
Exercised during the period (in Pounds per share) | £	1.08	0.66
Lapsed/surrendered during the period (in Pounds per share) | £	1.50	0.92
Outstanding ending balance (in Pounds per share) | £	£ 1.65	£ 1.39
Outstanding beginning balance (in shares) | shares	8,577,236	7,383,401
Granted during the period (in shares) | shares	3,481,048	2,181,905
Exercised during the period (in shares) | shares	(92,047)	(36,092)
Lapsed/surrendered during the period (in shares) | shares	(3,206,987)	(1,227,063)
Outstanding ending balance (in shares) | shares	8,759,250	8,302,151
RSU's
Outstanding beginning balance (in Pounds per share) | £	£ 0.01	£ 0.00
Granted during the period (in Pounds per share) | £	0.01	0.01
Exercised during the period (in Pounds per share) | £	0.01	0.00
Outstanding ending balance (in Pounds per share) | £	£ 0.01	£ 0.01
Outstanding beginning balance (in shares) | shares	275,877	0
Granted during the period (in shares) | shares	121,950	136,991
Exercised during the period (in shares) | shares	(136,991)	0
Outstanding ending balance (in shares) | shares	260,836	136,991